Long-Term Debt - Additional Information (Details)		3 Months Ended	6 Months Ended
	Jun. 02, 2023 USD ($) installment	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Long-Term Debt
Outstanding debt		$ 1,016,600,000	$ 1,016,600,000
$240 million loan facility
Long-Term Debt
Debt instrument face amount	$ 240,000,000
Minimum liquidity amount	500,000
Minimum liquidity of Partnership	15,000,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels	1,500,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels	1,000,000
Amount of cash	$ 10,000,000
Minimum book equity ratio (percent)	30.00%
Minimum EBITDA to interest ratio	2.50
Percent of outstanding balance	130.00%
Percent of outstanding balance after June 2, 2027	166.00%
$240 million loan facility | SOFR
Long-Term Debt
Interest margin percentage	2.40%
Debt instrument face amount	$ 240,000,000
Number of consecutive quarterly installments | installment	20
Final payment	$ 85,400,000
Minimum | Partnership's Loan Agreements | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage			1.75%
Maximum | Partnership's Loan Agreements | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage			2.40%
Average | Partnership's Loan Agreements | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage		2.29%